Provision For Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provision for Environmental Rehabilitation

	2017	2016
Beginning balance at January 1	98,454	124,445
Change in estimates	8,350	(27,870)
Accretion	2,363	2,358
Settlements	(1,205)	(438)
Foreign exchange differences	(88)	(41)

Ending balance at December 31	107,874	98,454